Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2015-4

Collection Period	05/01/16-05/31/16
Determination Date	6/9/2016
Distribution Date	6/15/2016

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-189212-10.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$851,893,254.67
2.	Collections allocable to Principal		$27,297,892.65
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,076,270.19
5.	Pool Balance on the close of the last day of the related Collection Period		$823,519,091.83
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		53,823
7.	Initial Pool Balance		$1,050,000,018.44
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$180,821,627.29	$166,634,545.87
	c. Class A-2b Floating Rate Note Balance	$180,821,627.29	$166,634,545.87
	d. Class A-3 Note Balance	$327,000,000.00	$327,000,000.00
	e. Class A-4 Note Balance	$90,270,000.00	$90,270,000.00
	f. Class B Note Balance	$19,430,000.00	$19,430,000.00
	g. Class C Note Balance	$22,050,000.00	$22,050,000.00
	h. Class D Note Balance	$26,250,000.00	$26,250,000.00
	i. Note Balance (sum a - h)	$846,643,254.58	$818,269,091.74
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.9368996	0.8633914
	c. Class A-2b Floating Rate Note Pool Factor	0.9368996	0.8633914
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.8063269	0.7793039
10.	Overcollateralization Target Amount		$5,250,000.09
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$5,250,000.09
12.	Weighted Average Coupon	%	7.23%
13.	Weighted Average Original Term (months)	months	66.10
14.	Weighted Average Remaining Term (months)	months	54.57
15.	1-Month LIBOR for the accrual period ending 6/15/2016		0.43445%
16.	Note Rate applicable to the Class A-2b notes for the accrual period ending 6/15/2016		1.03445%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$5,098,261.96
	b. Liquidation Proceeds allocable to Finance Charge		$166.53
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$5,098,428.49
18.	Principal:
	a. Collections allocable to Principal		$27,297,892.65
	b. Liquidation Proceeds allocable to Principal		$503,502.69
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$27,801,395.34
19.	Total Finance Charge and Principal Collections (17d + 18d)		$32,899,823.83
20.	Interest Income from Collection Account		$9,891.58
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$32,909,715.41

Available Funds
23.	Available Collections	$32,909,715.41
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$32,909,715.41
Application of Available Funds
26.	Servicing Fee
	a. Monthly Servicing Fee	$709,911.05
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$709,911.05
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b. Amount Paid	$0.00
	c. Shortfall Amount (a - b)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$164,246.31
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$164,246.31
	i. Class A-2b Monthly Interest	$155,875.78
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$155,875.78
	m. Class A-3 Monthly Interest	$425,100.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$425,100.00
	m. Class A-4 Monthly Interest	$137,661.75
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	s. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$137,661.75
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$34,974.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$34,974.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$45,937.50
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$45,937.50
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$65,625.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$65,625.00

36.	Quaternary Principal Distributable Amount	$23,124,162.75
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$24,863,494.14
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$5,250,000.09
40.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
41.	Additional Servicing Fees, if any	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any	$0.00
Collection Account Activity
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$5,098,428.49
	b. Total Daily Deposits of Principal Collections	$27,801,395.34
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$9,891.58
	e. Total Deposits to Collection Account (sum a - d)	$32,909,715.41
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$709,911.05
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$29,403,583.18
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,796,221.18
	f. Total Withdrawals from Collection Account (sum a - e)	$32,909,715.41
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$164,246.31
	c. Class A-2b Interest Distribution	$155,875.78
	d. Class A-3 Interest Distribution	$425,100.00
	e. Class A-4 Interest Distribution	$137,661.75
	f. Class B Interest Distribution	$34,974.00
	g. Class C Interest Distribution	$45,937.50
	h. Class D Interest Distribution	$65,625.00
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$14,187,081.42
	k. Class A-2b Principal Distribution	$14,187,081.42
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$29,403,583.18
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$14,351,327.73
	c. Class A-2b Distribution	$14,342,957.20
	d. Class A-3 Distribution	$425,100.00
	e. Class A-4 Distribution	$137,661.75
	f. Class B Distribution	$34,974.00
	g. Class C Distribution	$45,937.50
	h. Class D Distribution	$65,625.00
	i. Total Withdrawals from Note Payment Account (sum a - h)	$29,403,583.18

Certificate Payment Account Activity
47.	Deposits
	a. Excess Collections	$2,796,221.18
	b. Reserve Account surplus (Ln 57)	$948.59
	c. Total Deposits to Certificate Payment Account (sum a - b)	$2,797,169.77
48.	Withdrawals
	a. Certificateholder Distribution	$2,797,169.77
	b. Total Withdrawals from Certificate Payment Account	$2,797,169.77
Required Reserve Account Amount
49.	Lesser of: (a or b)
	a. $2,625,000.05	$2,625,000.05
	b. Note Balance	$818,269,091.74
50.	Required Reserve Account Amount	$2,625,000.05
Reserve Account Reconciliation
51.	Beginning Balance (as of end of preceding Distribution Date)	$2,625,000.05
52.	Investment Earnings	$948.59
53.	Reserve Account Draw Amount	$0.00
54.	Reserve Account Amount (Ln 51 + Ln 52 - Ln 53)	$2,625,948.64
55.	Deposit from Available Funds (Ln 44d)	$0.00
56.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
57.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 56 exist	$948.59
58.	Ending Balance (Ln54 + Ln55 - Ln56 - Ln57)	$2,625,000.05
59.	Reserve Account Deficiency (Ln50 - Ln58)	$0.00
Instructions to the Trustee
60.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
61.	Amount to be paid to Servicer from the Collection Account	$709,911.05
62.	Amount to be deposited from the Collection Account into the Note Payment Account	$29,403,583.18
63.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$2,796,221.18
64.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
65.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$948.59
66.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$14,351,327.73
68.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$14,342,957.20
69.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$425,100.00
70.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$137,661.75
71.	Amount to be paid to Class B Noteholders from the Note Payment Account	$34,974.00
72.	Amount to be paid to Class C Noteholders from the Note Payment Account	$45,937.50
73.	Amount to be paid to Class D Noteholders from the Note Payment Account	$65,625.00
74.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$2,797,169.77

Delinquency Activity
		Number of Loans	Principal Balance
75.	Delinquency Analysis
	a. 31 to 60 days past due	779	$12,092,686.19
	b. 61 to 90 days past due	254	$4,108,021.95
	c. 91 to 120 days past due	93	$1,607,469.49
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,126	$17,808,177.63
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 75e / Ln 5)%		2.1624%

Current Collection Period Credit Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	65	$1,076,270.19
77.	Liquidation Proceeds (recoveries)	80	$503,669.22
78.	Net Losses (Ln 76 - Ln 77)		$572,600.97
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)%		0.0672%

Cumulative Credit Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	327	$5,638,349.88
81.	Liquidation Proceeds (recoveries)	248	$2,470,623.29
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$3,167,726.59
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)%		0.3017%
84.	Average Net Loss on Defaulted Receivables		$9,687.24

Servicer Covenant
85.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$2,896,109,000.00
86.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on June 9, 2016.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer